Finance Costs, Net (Details) - Schedule of Finance Costs, Net - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Finance income
Interest income	$ (60,133)	$ (49,921)	$ (302,799)	$ (118,011)	$ (223,594)	$ (40,251)	$ (3,454)
Gain on debt modification (note 14c)		4,332,173		4,332,173	(4,332,173)
Gain on debt settlement (note 14e)		1,605,561		1,605,561	(1,605,561)
Premium and discount amortization
Total					(6,161,328)	(40,251)	(3,454)
Finance costs
Interest expense on term loan (note 14c)	786,524	481,978	2,184,047	1,397,158	2,016,587	1,830,360	1,225,861
Interest expense on lease liabilities (note 10)	71,359	81,934	237,537	319,294	401,229	551,291	303,390
Interest expense on credit facility (note 14b)	997,725	1,262,123	3,815,876	3,540,716	4,843,390	3,630,814	974,903
Interest expense on convertible notes (note 14a)					1,067,932
Interest expense on bridge loans (note 14d)		138,347		138,347	138,347
Interest expense on other loan (note 14e)		27,131		160,413	160,413	274,263	319,258
Issuance and modification costs of convertible loans			(9,645)			124,717	124,022
Transaction costs related to company refinancing (note 14a)					350,000
Net loss on debt extinguishments						454,092	458,593
Accretion and remeasurement of government grant liability (note 15)	70,391	74,115	198,033	353,293	74,335	(78,567)	567,942
Bank charges	9,926	6,096	33,808	47,346	64,166	91,840	81,261
Total	2,027,015	(3,997,418)	5,677,632	(1,815,429)	9,116,399	6,878,810	4,055,230
Loss (gain) on revaluation of instruments carried at fair value
Conversion option	(3,228,921)	(14,554)	(5,475,289)	(14,554)	21,100
Convertible loans						(6,089,300)	17,813,766
Credit facility						225,105	1,700,923
Derivative warrant liability							66,613
Contingent consideration payable						(1,265,043)	(5,700,260)
Total					21,100	(7,129,238)	13,881,042
Capitalized borrowing costs (note 11)	(2,566,151)	(590,429)	(6,436,722)	(2,183,943)	(3,898,829)	(6,994,197)	(6,304,340)
Foreign exchange loss (gain)	396,315	(141,391)	315,411	71,676	224,057	(2,749,505)	67,083
Finance costs, net	$ (2,876,593)	$ (4,147,267)	$ (557,915)	$ (1,710,961)	$ (698,601)	$ (10,034,381)	$ 11,695,561